21. Employees benefits (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees Benefits Details 6Abstract
Discount rate	4.91%	5.35%	5.74%
Inflation rate	4.01%	3.96%	4.87%
Expected rate of return on assets	9.12%	9.52%	10.89%
Future salary increase	6.09%	6.04%	6.97%
Mortality table	AT-2000	AT-2000	AT-2000